Consolidated Schedule of Investments (unaudited)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
July 31, 2021	(Formerly iShares® Commodities Select Strategy ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit

Bank Of Montreal, 0.16%, 01/03/22	$6,500	$6,500,991
Bank of Nova Scotia/Houston, 0.19%, 05/18/22, (SOFR + 0.180%)(a)	5,000	5,001,664
Credit Suisse AG/New York NY
0.24%, 02/15/22	2,000	2,000,364
0.27%, 04/08/22, (SOFR + 0.220%)(a)	3,100	3,100,573
0.40%, 05/09/22(a)	5,000	5,003,524
Natixis/New York, 0.23%, 06/17/22, (SOFR + 0.180%)(a)	10,000	10,003,333
Norinchukin Bank (The), 0.11%, 09/28/21	41,000	41,000,683
Standard Chartered Bank/New York, 0.15%, 09/03/21, (3 mo. LIBOR US + 0.020%)(a)	5,850	5,850,025
Sumitomo Mitsui Banking Corp./New York, 0.23%, 07/29/22(a)	5,000	5,000,000
Toronto-Dominion Bank (The), 0.23%, 05/23/22, (SOFR + 0.180%)(a)	5,000	5,000,000

Total Certificates of Deposit — 3.3%
(Cost: $88,448,375)		88,461,157

Commercial Paper

Alinghi Funding Co. LLC, 0.22%, 10/15/21(b)	20,000	19,995,038
American Electric Power Inc.
0.16%, 08/26/21(b)	19,700	19,697,813
0.18%, 08/02/21(b)	19,750	19,749,784
American Honda Finance Corp.
0.15%, 08/18/21(b)	22,500	22,498,421
0.16%, 09/09/21(b)	35,000	34,992,945
0.17%, 09/16/21(b)	8,600	8,597,890
0.17%, 10/06/21(b)	9,400	9,396,449
0.17%, 10/19/21(b)	12,000	11,994,600
0.18%, 09/22/21(b)	12,500	12,496,400
AT&T Inc.
0.25%, 08/17/21(b)	3,000	2,999,715
0.25%, 10/19/21(b)	10,000	9,996,625
Banco Santander SA
0.14%, 11/04/21(b)	55,650	55,626,758
0.16%, 08/04/21(b)	13,600	13,599,849
0.16%, 08/09/21(b)	16,650	16,649,630
0.16%, 11/19/21(b)	20,000	19,989,733
Barclays Bank UK, 0.10%, 09/08/21(b)	70,000	69,993,000
Barton Capital SA
0.08%, 09/02/21(b)	23,150	23,147,814
0.10%, 08/05/21(b)	5,200	5,199,922
0.10%, 09/27/21(b)	7,500	7,498,537
0.11%, 08/16/21(b)	9,000	8,999,613
BASF SE
0.14%, 09/23/21(b)	65,750	65,737,243
0.14%, 09/27/21(b)	40,000	39,991,543
Bayerische Landesbk Giro
0.08%, 08/31/21(b)	40,000	39,997,120
0.11%, 10/06/21(b)	10,000	9,998,149
0.13%, 08/12/21(b)	10,000	9,999,711
0.15%, 08/05/21(b)	20,400	20,399,728
Bedford Row Funding Corp.
0.22%, 08/16/21(b)	2,500	2,499,928
0.29%, 04/07/22(a)	5,000	5,003,135
BNZ International Funding Ltd., 0.23%, 10/18/21(b)	2,000	1,999,613
Britannia FDG Co.
0.12%, 09/22/21(b)	8,800	8,798,205
Security	Par (000)	Value

0.16%, 01/19/22(b)	$7,000	$6,994,012
Cancara Asset Securities LLC, 0.12%, 10/27/21(b)	6,500	6,498,137
CDP Financial Inc., 0.08%, 08/13/21(b)	45,000	44,998,775
Chariot Funding LLC, 0.10%, 10/04/21(b)	10,000	9,998,350
DBS BANK Ltd.
0.13%, 10/27/21(b)	35,000	34,988,838
0.13%, 12/01/21(b)	25,000	24,987,083
0.16%, 08/02/21(b)	8,000	7,999,940
0.18%, 09/15/21(b)	5,000	4,999,341
Dexia Credit Local SA, 0.17%, 03/01/22(b)	13,000	12,988,331
DNB Bank ASA, 0.08%, 09/01/21(b)	11,500	11,499,357
Dominion Resources Inc., 0.19%, 10/12/21(b)	17,422	17,415,232
Duke Energy Corp., 0.14%, 08/03/21(b)	5,550	5,549,924
Electricite De France SA
0.12%, 08/09/21(b)	29,700	29,699,051
0.13%, 09/01/21(b)	40,000	39,995,833
0.15%, 10/08/21(b)	25,000	24,991,104
Federation Des Caisses Desjardins Du Quebec
0.10%, 09/21/21(b)	12,700	12,698,317
0.11%, 10/19/21(b)	1,450	1,449,670
Goldman Sachs International, 0.15%, 08/23/21(b)	64,550	64,545,998
Hitachi America Capital LLC, 0.13%, 08/03/21(b)	22,000	21,999,729
Hyundai Capital America, 0.15%, 08/02/21(b)	3,950	3,949,967
Ionic Capital II, 0.10%, 08/13/21(b)	41,500	41,498,547
Ionic Capital III Trust, 0.11%, 08/20/21(b)	23,000	22,998,739
Korea Development Bank (The)
0.17%, 09/09/21(b)	3,000	2,999,693
0.18%, 10/08/21(b)	4,000	3,999,277
Landesbank Baden-Wuerttemberg, 0.14%, 08/02/21(b)	2,450	2,449,979
Landesbank Baden-Wurttemberg, 0.19%, 09/10/21(b)	5,000	4,999,253
Lime Funding LLC, 0.12%, 09/10/21(b)	7,000	6,999,053
Lloyds Bank Corporate, 0.16%, 03/07/22(b)	18,000	17,983,170
Lloyds Bank PLC, 0.07%, 08/02/21(b)	7,000	6,999,953
LMA Americas LLC, 0.09%, 08/09/21(b)	26,800	26,799,330
LVMH Moet Hennessy Louis Vuitton SE, 0.09%,
09/15/21(b)	25,000	24,997,063
Macquarie Bank Ltd.
0.10%, 09/22/21(b)	20,000	19,996,400
0.10%, 10/01/21(b)	50,000	49,989,412
0.10%, 10/04/21(b)	25,000	24,994,408
Mitsubishi UFJ Trust and Banking Corp.
0.09%, 08/30/21(b)	46,300	46,296,810
0.12%, 10/18/21(b)	30,000	29,993,800
0.16%, 09/03/21(b)	8,000	7,999,378
Mizuho Bank, 0.12%, 10/21/21(b)	51,300	51,284,861
Mizuho Bank Ltd.
0.15%, 08/09/21(b)	11,300	11,299,667
0.19%, 08/02/21(b)	2,000	1,999,987
Mont Blanc Capital Corp., 0.14%, 09/01/21(b)	3,000	2,999,725
National Bank of Canada
0.14%, 01/07/22(b)	10,000	9,993,560
0.15%, 01/24/22(b)	25,600	25,581,140
Nationwide Building Society, 0.09%, 08/03/21(b)	34,000	33,999,698
Natixis NY, 0.13%, 08/04/21(b)	5,500	5,499,947
Nederlandse Waterschapsbank NV, 0.10%, 10/05/21(b)	7,000	6,998,671
Nieuw Amsterdam Receivables Corp., 0.08%, 08/20/21(b)	60,000	59,996,850
Nordea Bank ABP, 0.10%, 10/21/21(b)	35,000	34,991,689
NRW Bank
0.08%, 09/10/21(b)	18,000	17,998,110
0.10%, 10/05/21(b)	15,000	14,997,153
NRW. Bank, 0.13%, 08/03/21(b)	4,000	3,999,966

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
July 31, 2021	(Formerly iShares® Commodities Select Strategy ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nutrien Ltd., 0.14%, 09/07/21(b)	$15,400	$15,397,397
Ridgefield Funding Co. LLC, 0.20%, 09/03/21(b)	10,000	9,999,096
Skandinaviska Enskilda Banken AB
0.09%, 08/25/21(b)	50,000	49,997,472
0.09%, 09/02/21(b)	25,000	24,998,323
0.16%, 12/14/21(b)	4,600	4,597,969
Societe Generale
0.09%, 09/08/21(b)	3,400	3,399,747
0.10%, 09/07/21(b)	50,000	49,996,425
Standard Chartered Bank, 0.21%, 08/02/21(b)	2,000	1,999,985
Sumitomo Mitsui Trust Bank Ltd./New York, 0.10%, 09/24/21(b)	25,000	24,996,539
Total Capital Canada Ltd.
0.08%, 08/30/21(b)	63,210	63,205,101
0.11%, 08/02/21(b)	8,000	7,999,944
Virginia Electric and Power Co., 0.16%, 10/14/21(b)	3,150	3,148,978
VW Credit Inc.
0.15%, 08/13/21(b)	40,000	39,997,838
0.15%, 09/13/21(b)	17,050	17,046,590
0.19%, 09/14/21(b)	25,000	24,994,857
Westpac Securities Ltd., 0.20%, 08/11/21(b)	2,000	1,999,953

Total Commercial Paper — 73.3%
(Cost: $1,953,195,732)		1,953,203,403

U.S. Treasury Obligations
U.S. Treasury Bills
0.02%, 09/28/21(b)	150,000	149,988,124
Security	Par/ Shares	Value

0.04%, 09/14/21(b)	$30,000	$29,998,388
0.05%, 08/24/21(b)	43,250	43,248,811

Total U.S. Treasury Obligations — 8.4%
(Cost: $223,242,974)		223,235,323

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	292,820	292,820,095

Total Money Market Funds — 11.0%
(Cost: $292,820,095)		292,820,095

Total Investments in Securities — 96.0%
(Cost: $2,557,707,176)		2,557,719,978

Other Assets, Less Liabilities — 4.0%		107,586,234

Net Assets — 100.0%		$2,665,306,212

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Rates are discount rates or a range of discount rates at the time of purchase.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,605,095	$282,215,000	(a)	$—	$—	$—	$292,820,095	292,820	$6,646	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Brent Crude Oil	5,980	08/31/21	$450,952	$6,144,874
Corn	5,688	09/14/21	155,567	(468,565)
Lead	290	09/14/21	17,355	513,113
Wheat	2,493	09/14/21	87,722	1,956,286
Gasoline RBOB	1,212	09/30/21	111,775	12,255,388
Lean Hogs	1,550	10/14/21	54,576	(1,363,373)
Cattle Feeder	360	10/28/21	29,529	201,970
Soybean	1,570	11/12/21	105,916	2,844,545
WTI Crude Oil	8,887	11/19/21	636,043	72,328,010
Low Sulphur Gasoil	2,226	12/10/21	135,396	14,246,794
KC HRW Wheat	1,146	12/14/21	39,208	1,869,274

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
July 31, 2021	(Formerly iShares® Commodities Select Strategy ETF)

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Nickel	222	12/14/21	$26,040	$2,131,030
Zinc	363	12/14/21	27,497	416,112
Cocoa	321	12/15/21	7,775	(167,822)
Silver	114	12/29/21	14,592	(1,295,080)
Live Cattle	1,833	02/28/22	100,595	901,556
Cotton	728	03/09/22	32,421	773,335
Coffee	354	03/21/22	24,512	3,507,083
Natural Gas	2,425	03/29/22	79,225	14,971,029
Sugar 11	2,289	04/29/22	44,787	1,168,388
NY Harbor ULSD	1,197	05/31/22	106,787	5,457,618
Gold 100 OZ	669	06/28/22	121,905	206,649
Aluminum	1,701	12/20/22	108,120	4,896,539
Copper	609	12/20/22	147,991	(2,532,072)
				$140,962,681

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Certificates of Deposit	$—	$88,461,157	$—	$88,461,157
Commercial Paper	—	1,953,203,403	—	1,953,203,403
U.S. Treasury Obligations	—	223,235,323	—	223,235,323
Money Market Funds	292,820,095	—	—	292,820,095
	$292,820,095	$2,264,899,883	$—	$2,557,719,978
Derivative financial instruments(a)
Assets
Futures Contracts	$146,789,593	$—	$—	$146,789,593
Liabilities
Futures Contracts	(5,826,912)	—	—	(5,826,912)
	$140,962,681	$—	$—	$140,962,681

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® GSCI Commodity Dynamic Roll Strategy ETF
July 31, 2021	(Formerly iShares® Commodities Select Strategy ETF)

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

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